Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Schedule Of Operating Expenses And Administration Fees

For the year ended December 31, 2016, operating expenses and the administration fee were as follows:

	Operating	Administration	Total
Fund	Expenses	Fee

Partnership	$349,150	$100,308	$449,458
U.S. Feeder	395,947	-	395,947
Cayman Feeder	107,425	-	107,425
Total	$852,522	$100,308	$952,830

Borne by General Partner or Investment Adviser *	$(104,187)	$-	$(104,187)

For the year ended December 31, 2015, operating expenses and the administration fee were as follows:

	Operating	Administration	Total
Fund	Expenses	Fee

Partnership	$326,956	$84,298	$411,254
U.S. Feeder	405,142	-	405,142
Cayman Feeder	57,759	-	57,759
Total	$789,857	$84,298	$874,155

Borne by General Partner or Investment Adviser *	$(151,294)	$-	$(151,294)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder)

Millburn Multi-Markets Trading L.P. [Member]
Schedule Of Management Fees

	2016	2015

US Feeder	$2,952,133	$2,406,417
Cayman Feeder	205,708	184,492
Other (1)	55,276	55,880
Total	$3,213,117	$2,646,789

(1) Direct investors in the Partnership

Schedule Of Selling Commissions And Platform Fees

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2016	2015	2016	2015	2016	2015

U.S. Feeder	$2,667,559	$2,175,892	$22,544	$20,335	$2,690,103	$2,196,227
Cayman Feeder	14,183	14,478	-	-	14,183	14,478

Total	$2,681,742	$2,190,370	$22,544	$20,335	$2,704,286	$2,210,705

Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets at fair value as of December 31, 2016

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$206,869,651	$-	$206,869,651

Exchange-traded futures contracts
Energies	40,365	-	40,365
Grains	48,905	-	48,905
Interest rates	2,193,745	-	2,193,745
Livestock	2,280	-	2,280
Metals	265,736	-	265,736
Softs	(34,774)	-	(34,774)
Stock indices	892,115	-	892,115

Total exchange-traded futures contracts	3,408,372	-	3,408,372

Over-the-counter forward currency contracts	-	1,746,958	1,746,958

Total futures and forward currency contracts (2)	3,408,372	1,746,958	5,155,330

Total financial assets and liabilities at fair value	$210,278,023	$1,746,958	$212,024,981

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$27,428,997
Investments in U.S. Treasury notes			179,440,654
Total investments in U.S. Treasury notes			$206,869,651

(2)
Net unrealized appreciation on open futures and forward currency contracts			$5,155,330
Net unrealized depreciation on open futures and forward currency contracts			-
Total net unrealized appreciation on open futures and forward currency contracts			$5,155,330

Financial assets at fair value as of December 31, 2015

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$148,893,654	$-	$148,893,654

Exchange-traded futures contracts
Energies	1,240,713	-	1,240,713
Grains	478,333	-	478,333
Interest rates	(247,444)	-	(247,444)
Livestock	(104,550)	-	(104,550)
Metals	482,156	-	482,156
Softs	(47,993)	-	(47,993)
Stock indices	554,727	-	554,727

Total exchange-traded futures contracts	2,355,942	-	2,355,942

Over-the-counter forward currency contracts	-	1,365,497	1,365,497

Total futures and forward currency contracts (2)	2,355,942	1,365,497	3,721,439

Total financial assets and liabilities at fair value	$151,249,596	$1,365,497	$152,615,093

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$30,521,416
Investments in U.S. Treasury notes			118,372,238
Total investments in U.S. Treasury notes			$148,893,654

(2)
Net unrealized appreciation on open futures and forward currency contracts			$4,044,127
Net unrealized depreciation on open futures and forward currency contracts			(322,688)
Total net unrealized appreciation on open futures and forward currency contracts			$3,721,439